GS Mortgage-Backed Securities Trust 2021-MM1 ABS-15G

Exhibit 99.1 - Schedule 6

Seller Loan ID	Field ID	Original Field Value	Audit Value	Data Compare
XXXX	Closing_Date	XX/XX/XXXX	XX/XX/XXXX	FALSE
XXXX	Closing_Date	XX/XX/XXXX	XX/XX/XXXX	FALSE
XXXX	Original_CLTV	XXX	XXX	FALSE
XXXX	Original_LTV	XXX	XXX	FALSE
XXXX	Closing_Date	XX/XX/XXXX	XX/XX/XXXX	FALSE
XXXX	Closing_Date	XX/XX/XXXX	XX/XX/XXXX	FALSE
XXXX	Closing_Date	XX/XX/XXXX	XX/XX/XXXX	FALSE
XXXX	Closing_Date	XX/XX/XXXX	XX/XX/XXXX	FALSE
XXXX	Closing_Date	XX/XX/XXXX	XX/XX/XXXX	FALSE
XXXX	Original_CLTV	XXX	XXX	FALSE
XXXX	Closing_Date	XX/XX/XXXX	XX/XX/XXXX	FALSE
XXXX	Closing_Date	XX/XX/XXXX	XX/XX/XXXX	FALSE
XXXX	Closing_Date	XX/XX/XXXX	XX/XX/XXXX	FALSE
XXXX	Closing_Date	XX/XX/XXXX	XX/XX/XXXX	FALSE
XXXX	Original_CLTV	XXX	XXX	FALSE
XXXX	Closing_Date	XX/XX/XXXX	XX/XX/XXXX	FALSE